LEASE COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Leases
Net assets under capital leases	$ 9.0	$ 10.1
Accumulated amortization	2.6	2.5
Future minimum lease payments and the related present value of capital lease payments
2012	1.1
2013	0.5
2014	0.5
2015	0.1
2016	0
Thereafter	0
Total minimum obligations	2.2
Less: amount representing interest	(0.1)
Present value of net minimum obligations	2.1
Less: current portion	(1.0)
Long-term obligations	1.1
Operating lease payments
2012	61.7
2013	49.0
2014	37.1
2015	29.3
2016	23.6
Thereafter	59.7
Total minimum obligations	260.4
Total rental expense under operating leases	$ 62.1	$ 55.7	$ 61.2